Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Reconciliation of Cash, Cash Equivalents, and Restricted Cash

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the condensed consolidated balance sheets that sum to the total of the same amounts shown in the condensed consolidated statements of cash flows:

	Nine Months Ended September 30,
	2019	2018
	(In thousands)
Cash and cash equivalents	$86,974	$41,939
Restricted cash	1,472	1,472

Total cash, cash equivalents, and restricted cash	$88,446	$43,411

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the consolidated balance sheets that sum to the total of the same amounts shown in the consolidated statements of cash flows:

	Year Ended December 31,
	2018	2017	2016
	(In thousands)
Cash and cash equivalents	$65,470	$32,451	$50,838
Restricted cash	1,472	—	200

Total cash, cash equivalents, and restricted cash	$66,942	$32,451	$51,038